ORGANIZATION AND DESCRIPTION OF BUSINESS (Schedule of Variable Interest Entities Financial Information) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Current assets	$ 276,908,036		¥ 2,519,042,900		¥ 1,793,754,880
Non-current assets	70,194,213		527,008,417		454,704,066
Total assets	347,102,249		3,046,051,317		2,248,458,946
Current liabilities	187,630,077		1,167,848,416		1,215,430,107
Non-current liabilities	2,625,894		21,231,082		17,010,016
Total liabilities	190,255,971		1,189,079,498		1,232,440,123
Net revenues	168,071,426	¥ 1,088,733,084	1,164,074,713	¥ 1,079,136,520
Net loss	156,724,434	1,015,229,541	268,943,201	167,730,074
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Current assets	76,350,748		443,485,074		494,584,873
Non-current assets	30,965,697		324,518,147		200,589,596
Total assets	107,316,445		768,003,221		695,174,469
Current liabilities	54,553,835		431,127,653		353,388,835
Non-current liabilities	2,341,955		21,231,082		15,170,717
Total liabilities	56,895,790		452,358,735		368,559,552
Total net assets	$ 50,420,655		315,644,486		¥ 326,614,917
Net revenues		305,348,303	239,338,887	228,269,599
Net loss		¥ 82,678,932	¥ 26,756,066	¥ 14,383,536